Borrowings (Indebtedness) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Total Outstanding Debt	$ 1,653,646		$ 1,629,500
Effective Rate (percentage)	3.80%
Contract Maturity	Mar. 05, 2018
Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	1,170,646
Effective Rate (percentage)	3.90%
Contract Maturity	Jun. 14, 2017
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	483,000
Effective Rate (percentage)	3.70%
Contract Maturity	Dec. 05, 2019
Fixed Rate Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	1,291,400		1,107,800
Fixed Rate Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	831,382
Effective Rate (percentage)	5.00%
Contract Maturity	Oct. 10, 2016
Fixed Rate Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	310,000		135,000
Effective Rate (percentage)	2.40%
Contract Maturity	Mar. 01, 2017
Fixed Rate Debt [Member] | Individual Property Mortgages [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	372,382
Effective Rate (percentage)	4.80%
Contract Maturity	Aug. 29, 2019
Fixed Rate Debt [Member] | LIBOR-based interest rate swaps [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	409,000
Effective Rate (percentage)	5.30%
Contract Maturity	Feb. 03, 2014
Fixed Rate Debt [Member] | Term Fixed Loan With Swaps [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	150,000
Fixed Rate Debt [Member] | Senior Guaranteed Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	310,000
Effective Rate (percentage)	4.50%
Contract Maturity	Jul. 27, 2021
Variable Rate Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	362,200		521,700
Variable Rate Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	339,264	[1]	0	[2]
Effective Rate (percentage)	0.90%	[1]
Contract Maturity	Feb. 08, 2019	[1]
Variable Rate Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	23,000	[2]
Effective Rate (percentage)	1.50%
Contract Maturity	Nov. 01, 2015
Variable Rate Debt [Member] | Mortgages [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	15,200	[1]
Effective Rate (percentage)	3.60%	[1]
FNMA [Member] | Fixed Rate Debt [Member] | Conventional Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	50,000
Effective Rate (percentage)	4.70%
Contract Maturity	Mar. 31, 2017
FNMA [Member] | Variable Rate Debt [Member] | Conventional Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	189,721	[1]
Effective Rate (percentage)	0.80%	[1]
Contract Maturity	Apr. 20, 2016	[1]
FNMA [Member] | Variable Rate Debt [Member] | Tax Free Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	70,096	[1]
Effective Rate (percentage)	0.90%	[1]
Contract Maturity	Aug. 10, 2031	[1]
Freddie Mac [Member] | Variable Rate Debt [Member] | Conventional Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	$ 64,247	[1]
Effective Rate (percentage)	0.70%	[1]
Contract Maturity	Jul. 01, 2014	[1]
Freddie Mac [Member] | Variable Rate Debt [Member] | Mortgages [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Contract Maturity	Dec. 10, 2015	[1]

[1]	Includes capped balances
[2]	Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2012, and 2011, respectively which results in MAALP paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap.